DEFERRED INCOME - Changes in contractual liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Balance at the beginning of the year		R$ 963,407	[1]	R$ 865,407
Additions		9,482,545		8,051,367
Write-offs, net		(9,429,017)		(7,953,367)
Balance at the end of the year	[1]	R$ 1,016,935		R$ 963,407

[1]	Refers to the balance of contractual liabilities of customers, deferred to match performance obligations over time.